Security Deposits and Maintenance Reserves - Changes in Security Deposits and Maintenance Reserve Deposits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Balance at beginning of the period	R$ 1,546,720	R$ 1,259,127
Additions	381,341	357,291
Write-offs	(8,417)	(32,100)
Refunds/returns	(323,493)	(260,162)
Foreign exchanges variations	55,382	222,564
Balance at end of the period	1,651,533	1,546,720
Current assets	258,212	144,192
Non current assets	1,393,321	1,402,528
Maintenance reserve deposits [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning of the period	1,321,490	1,078,135
Additions	343,727	317,698
Write-offs	(8,417)	(31,132)
Refunds/returns	(210,356)	(236,987)
Foreign exchanges variations	52,454	193,776
Balance at end of the period	1,498,898	1,321,490
Current assets	258,212
Non current assets	1,240,686
Security deposits [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning of the period	225,230	180,992
Additions	37,614	39,593
Write-offs		(968)
Refunds/returns	(113,137)	(23,175)
Foreign exchanges variations	2,928	28,788
Balance at end of the period	152,635	R$ 225,230
Non current assets	R$ 152,635